Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Line Items]
Standard corporate income tax rate	17.00%	17.00%	17.00%
Provision for income taxes	$ 0	$ 0
Unrecognized uncertain tax positions	0	0
Amount of liability, interest or penalties related to uncertain tax positions accrued	0	$ 0
Net operating loss carried forward	$ 2,590,374
Inland Revenue, Singapore (IRAS)
Income Tax [Line Items]
Standard corporate income tax rate	17.00%
Years subject to examination by tax authorities	2020 2021 2022 2023 2024
Cayman Islands
Income Tax [Line Items]
Accrue for taxes	$ 0
Australian Taxation Office
Income Tax [Line Items]
Standard corporate income tax rate	30.00%